Investments (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of associates [line items]
Beginning balance	R$ 101,258
Ending balance	R$ 65,954
Associate 1
Disclosure of associates [line items]
Domestic associate name	Borealis
Beginning balance	R$ 33,325
Dividends and interest on equity	0
Equity in results of investees	(549)
Goodwill amortization	0
Equity valuation adjustments	0
Ending balance	R$ 32,776
Associate 2
Disclosure of associates [line items]
Domestic associate name	OCE
Beginning balance	R$ 1,036
Dividends and interest on equity	0
Equity in results of investees	(9)
Goodwill amortization	(1,027)
Equity valuation adjustments	0
Ending balance	R$ 0
Associate 3
Disclosure of associates [line items]
Domestic associate name	RPR
Beginning balance	R$ 66,752
Dividends and interest on equity	(32,060)
Equity in results of investees	2,106
Goodwill amortization	0
Equity valuation adjustments	(3,704)
Ending balance	R$ 33,094
Associate 4
Disclosure of associates [line items]
Domestic associate name	Other
Beginning balance	R$ 145
Dividends and interest on equity	0
Equity in results of investees	0
Goodwill amortization	(61)
Equity valuation adjustments	0
Ending balance	R$ 84